Retirement Plans - Schedule of assumed healthcare cost trend (Details) - Other Postretirement Benefit Plans	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for next year	6.29%	5.14%
Rate to which the cost trend rate gradually declines	4.00%	5.00%
Year the rate reaches the ultimate rate	2048	2025
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for next year	5.56%	0.00%
Rate to which the cost trend rate gradually declines	5.56%	0.00%
Year the rate reaches the ultimate rate	2024